Revenue - Disaggregation of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	£ 13,910	£ 14,066
Other revenue	630	867
Revenue	14,540	14,933	£ 15,250
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,671	3,325
Other revenue	23	6
Revenue	3,694	3,331	4,126
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	878	833
Other revenue	33	51
Revenue	911	884	1,082
US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,756	9,311
Other revenue	449	535
Revenue	9,205	9,846	9,272
NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	605	597
Other revenue	125	275
Revenue	730	872
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	5,116	4,743
Other revenue	166	302
Revenue	5,282	5,045	£ 5,938
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,671	3,325
Other revenue	23	6
UK | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	878	833
Other revenue	33	51
UK | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Other revenue	0	0
UK | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	567	585
Other revenue	110	245
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,794	9,323
Other revenue	464	565
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Other revenue	0	0
US | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Other revenue	0	0
US | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,756	9,311
Other revenue	449	535
US | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	38	12
Other revenue	15	30
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	3,375	3,253
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	1,992	1,909
Transmission | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	649	661
Transmission | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	425	370
Transmission | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	309	313
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,319	8,941
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Distribution | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Distribution | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	8,319	8,941
Distribution | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	1,824	1,588
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	1,610	1,416
System Operator | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	214	172
System Operator | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
System Operator | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	392	284
Other revenue	261	500
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	69	0
Other revenue	23	6
Other | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	15	0
Other revenue	33	51
Other | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	12	0
Other revenue	80	168
Other | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue under IFRS 15	296	284
Other revenue	125	275
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	369	367
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0	0
Generation | UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	0	0
Generation | US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	369	367
Generation | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	£ 0	£ 0